Mortgages Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Mortgages Payable [Abstract]
Investment in new properties	$ 1,020,000,000
Assumed mortgage payables	67,400,000
Net premiums recorded upon assumption of mortgages	820,000
Deferred financing costs originally recorded for mortgages payable	917,000
Deferred financing costs remaining balance at period end	751,000
Debt Instrument [Line Items]
Remaining Principal Balance	67,150,000	[1]
Amortized Premium (Discount) Balance	631,000
Mortgage Payable Balance	67,781,000		0
Note receivable assumed in connection with 2011 acquisition	8,800,000
Aviall Services, Inc. Maturity 12-1-13 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	6.25%	[2],[3]
Effective Interest Rate (in hundredths)	4.63%	[2]
Maturity Date	Dec. 01, 2013	[1],[2]
Remaining Principal Balance	12,410,000	[1],[2]
Amortized Premium (Discount) Balance	314,000	[2]
Mortgage Payable Balance	12,724,000	[2]
Properties occupied by applicable tenant associated with mortgages	1
Aviall Services, Inc. Maturity 9-1-14 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	6.25%	[2],[3]
Effective Interest Rate (in hundredths)	5.09%	[2]
Maturity Date	Sep. 01, 2014	[1],[2]
Remaining Principal Balance	11,671,000	[1],[2]
Amortized Premium (Discount) Balance	359,000	[2]
Mortgage Payable Balance	12,030,000	[2]
Properties occupied by applicable tenant associated with mortgages	1
T- Mobile USA, Inc. [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	5.89%	[3],[4]
Effective Interest Rate (in hundredths)	5.19%	[4]
Maturity Date	May 06, 2012	[1],[4]
Remaining Principal Balance	10,664,000	[1],[4]
Amortized Premium (Discount) Balance	26,000	[4]
Mortgage Payable Balance	10,690,000	[4]
MeadWestvaco Corporation [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	4.73%	[3]
Effective Interest Rate (in hundredths)	4.84%
Maturity Date	Jun. 10, 2015	[1]
Remaining Principal Balance	23,625,000	[1]
Amortized Premium (Discount) Balance	(68,000)
Mortgage Payable Balance	23,557,000
Floating variable interest rate, variable rate basis	1 month LIBOR
Floating variable interest rate, basis spread on variable rate (in hundredths)	4.50%
Mortgage interest rate payable, maximum (in hundredths)	5.50%
Solae, LLC Effective Rate 8.26% Note 1 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	8.26%	[2],[3],[5]
Effective Interest Rate (in hundredths)	8.26%	[2],[5]
Maturity Date	Dec. 28, 2013	[1],[2],[5]
Remaining Principal Balance	4,510,000	[1],[2],[5]
Amortized Premium (Discount) Balance	0	[2],[5]
Mortgage Payable Balance	4,510,000	[2],[5]
Properties occupied by applicable tenant associated with mortgages	1
Solae, LLC Effective Rate 8.26% Note 2 [Member]
Debt Instrument [Line Items]
Stated Interest Rate (in hundredths)	8.26%	[2],[3],[5]
Effective Interest Rate (in hundredths)	8.26%	[2],[5]
Maturity Date	Dec. 28, 2013	[1],[2],[5]
Remaining Principal Balance	4,270,000	[1],[2],[5]
Amortized Premium (Discount) Balance	0	[2],[5]
Mortgage Payable Balance	4,270,000	[2],[5]
Properties occupied by applicable tenant associated with mortgages	1
Solae, LLC Effective Rate 8.26% Notes 1 and 2 [Member]
Debt Instrument [Line Items]
Note receivable assumed in connection with 2011 acquisition	$ 8,800,000
Solae, LLC, Assumed Note Receivable Stated Interest Rate (in hundredths)	8.14%

[1]	The mortgages require monthly payments, with a principal payment due at maturity.
[2]	These are mortgages associated with one property occupied by the applicable tenant.
[3]	With the exception of the MeadWestvaco Corporation mortgage, the mortgages are at fixed interest rates. The MeadWestvaco Corporation mortgage is at a floating variable interest rate calculated as the sum of the current 1 month LIBOR plus 4.50%, not to exceed an all-in interest rate of 5.5%.
[4]	We have notified the lender that the mortgage will be paid off on March 6, 2012, as allowed for in the agreement.
[5]	As part of the assumption of these mortgages payable related to our acquisition of Solae, LLC, we also assumed an $8.8 million note receivable, upon which we will receive interest income at a stated rate of 8.14% through December 28, 2013.